[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Viking Mutual Funds Registration Nos. 333-77993 and 811-09277

Ladies and Gentlemen:

Viking Mutual Funds (the "Registrant") is transmitting Post-Effective Amendment No. 16 (the "Amendment") to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") (under which it is also Amendment No. 16).

This Amendment is being filed pursuant to 485(a) under the Securities Act for the purpose of review both in connection with the revisions to Form N-1A adopted in Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-End Management Investment Companies, Investment Company Act Release No. 28,584 and in light of certain events that occurred since the Registrant's last annual update. In this regard, on July 31, 2009, Integrity Mutual Funds, Inc. ("Integrity"), formerly the parent company of (a) Integrity Funds Distributor, LLC ("IFD"), which currently serves as distributor for the Registrant's series, and (b) Integrity Fund Services, LLC ("IFS"), which currently serves as the transfer agent, accounting service provider and administrator for the Registrant's series, generally sold its mutual fund services businesses to Corridor Investors, LLC ("Corridor"), a North Dakota limited liability company formed in January 2009, and Viking Fund Management, LLC ("Viking"), which serves as investment adviser to the Registrant's four series. Viking, IFD and IFS became wholly-owned subsidiaries of Corridor. Shareholders of each of the Registrant's series approved, among other things, new investment advisory agreements with Viking (in light of the change of ownership), a manager-of-managers structure (subject to obtaining necessary relief from the Securities and Exchange Commission), changes to certain fundamental investment restrictions, and a new Board of Trustees. The Prospectus and Statement of Additional Information ("SAI") reflect these matters and various other updates. Further updates will be made on amendment to complete certain information and to add certain disclosure pertaining to the Registrant's Board of Trustees pursuant to Proxy Disclosure Enhancements, Investment Company Act Release No. 29,092.

In light of the above, the Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act so that the Amendment may become effective on April 30, 2010. Marked copies of the Prospectus, SAI and Part C are included with this filing.

If we may cooperate with you in any way in the processing of this registration statement, please telephone Felice Foundos at (312) 845-3864 or the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures